Other Financial Liabilities	12 Months Ended
Mar. 31, 2023
Other Financial Liabilities [Abstract]
OTHER FINANCIAL LIABILITIES

NOTE 13A — OTHER FINANCIAL LIABILITIES

Other financial liabilities consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Lease liabilities	$120,981	$—
Interest on tax payable	-	845,792
Interest accrued on 7% senior secured promissory note	-	337,745
Share warrants liability	1,585,025	75,322
Professional fees payable	9,054	251,381
	$1,715,060	$1,510,240

Share Warrants Liability

For the year ending March 31, 2023

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”).

The Warrants are exercisable for five years to purchase an aggregate of up to 1,754,386 Common Shares at an exercise price of $0.957, subject to adjustment under certain circumstances described in the Warrants.

In accordance with IFRS, a contract that will or may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s own equity fails to meet the definition of equity and must instead be classified as a liability and measured at fair value with changes in fair value recognized in the consolidated statements of profit or loss and other comprehensive income loss at each reporting date. The liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants.

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date Nov 9, 2022	1,754,386	0.62	1,607,791
(Gain) on remeasurement of warrant liability at fair value			(22,766)
Fair value as of March 31, 2023	1,754,386	0.53	1,585,025

During the year ended March 31, 2023 the Company recorded a gain on change in fair value of warrant liability of 22,766.

The Warrant Liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock price and historical volatility as inputs.

The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:

BSM Assumptions	As of Nov 9, 2022	As of March 31, 2023
Current Stock Price (1)	0.95	0.94
Strike Price (1)	0.95	0.94
Time to Maturity (1)	5 years	4.66 years
Dividend Yield (2)	-	-
Historical Volatility (3)	1.85	1.87
Risk Free interest Rate (4)	4.00%	4.42%

1.	Based on the agreement dated July 1, 2021

2.	No dividend is declared or paid since inception of the Company

3.	Based on the Volatility research carried out

4.	Based on Interest rate for US treasury bonds

For the year ending March 31, 2022

On July 1, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”).

In accordance with IFRS, a contract that will or may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s own equity fails to meet the definition of equity and must instead be classified as a liability and measured at fair value with changes in fair value recognized in the consolidated statements of profit or loss and other comprehensive income loss at each reporting date. The liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants.

The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:

Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322

During the year ended March 31, 2022 the Company recorded a gain on change in fair value of warrant liability of 1,487,589. During the year ended March 31, 2021 there were no warrant liabilities or corresponding changes in valuation.

The Warrant Liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock price and historical volatility as inputs.

The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:

BSM Assumptions	As of July 1, 2021	As of March 31, 2022
Current Stock Price (1)	11	4.75
Strike Price (1)	10	10
Time to Maturity (1)	3 years	2.25 years
Dividend Yield (2)	-	-
Historical Volatility (3)	35.49%	34.90%
Risk Free interest Rate (4)	0.47%	2.45%

1.	Based on the agreement dated July 1, 2021
2.	No dividend is declared or paid since inception of the Company
3.	Based on the Volatility research carried out
4.	Based on Interest rate for US treasury bonds

Lease

In case of assets taken on lease

The Group has elected not to recognise right to use assets and lease liabilities for short term leases that have lease term of 12 months or less and lease of low value asssets. The Group recognise the lease payments associated with these leases as an expenses on straight line basis over the lease term.

The groupy has taken various residential, office and godown premises under operating lease agreements. These are generally cancellable and are renewable by mutual consent on mutually agreed terms. There are no sublease payments expected to be received under non-cancellable subleases at the balance sheet date and no restriction is imposed by lease arrangements.

Lease payments for the year recognised in the Statement of Profit and Loss : 2023 $ 15,327 and in 2022 $ 339.

Rights of use of assets – Office premises

The Group recognised a right to use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismentale and remove the undelying asset or to restore the underlying asset or the site on which it is located, less any lease incentive received.

The right to use asset is subsequently depreciated using the straight line method. The estimated useful lives of right of use assets are determined on the same basis as those of property plant and equipment. In addition, the right of use asset is perodically reduced by the impairment losses, if any, adjusted for certain remesurements of the lease liability.

The lease liability is initially measured at the present value of the lease paymentsthat are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if the rate cannot be readily determined, the Group’s incremental borrowing rate. Generally Group uses incremental borrowing rate as the discount rate.

The lease liability is measured at amortisd cost using the effective interest method.

The Group present right of use asset that do not meet the definaition of investment property in ‘property, plan and equipment and lease liabilities in ‘loans and borrowings’ in the statement of financial position.

For Rights of Use of Office premises movements and amortization refer note 9